TAXATION (Details 3) - CNY (¥)		Dec. 31, 2017		Dec. 31, 2016
Deferred tax assets, current:
Accrued payroll and other expenses	[1]	¥ 0		¥ 598,246
Allowance for doubtful accounts	[1]	0		2,289,830
Deferred government grant income	[1]	0		2,151,411
Others	[1]	0		11,950
Less: valuation allowance	[1]	0		(3,211,464)
Total current deferred tax assets, net	[1]	0		1,839,973
Deferred tax assets, non-current:
Accrued payroll and other expenses		38,886,321	[1]	0
Allowance for doubtful accounts		3,611,931	[1]	0
Net operating loss carry forwards		40,279,987	[1]	55,724,899
Less: valuation allowance		(3,143,454)	[1]	(35,963,269)
Total non-current deferred tax assets, net		79,634,785	[1]	19,761,630
Deferred tax liabilities,
Temporary difference on property and equipment		90,793,841	[1]	19,111,955
Deferred revenue		15,417,709	[1]	0
Recognition of intangible assets arisen from business combination		1,061,542	[1]	1,061,542
Total deferred tax liabilities		¥ 107,273,092	[1]	¥ 20,173,497

[1]	The Company has adopted ASU 2015-17 prospectively since January 1, 2017.